Loss per Share (Details) - Schedule of basic and diluted loss per share - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of basic and diluted loss per share [Abstract]
Basic/Diluted loss per share (in cents)	$ 3.79	$ 1.66	$ 3.22
a) Net loss used in the calculation of basic and diluted loss per share	$ 8,384,465	$ 2,927,206	$ 4,656,421
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	221,062,229	176,393,354	144,740,535